INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

December 31, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Zacks Funds

The Trust is filing Post-Effective Amendment No. 441 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Class I Shares” to the Zacks Small-Cap Core Fund.  Except for the deletion of the deferred sales charge and Rule 12b-1 Plan fee for the new Class I shares, this Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No. 438 filed under Rule 485(b) on December 27, 2013.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Assistant Treasurer